Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2024
Depreciation and amortization [Abstract]
Depreciation and Amortization
	2024	2023	2022
	A$’000	A$’000	A$’000
Amortization of intangible assets	4,512	4,344	4,098
Depreciation	3,506	2,399	1,281
	8,018	6,743	5,379